PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya MidCap Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Communication Services : 2.9%
39,056
(1)(2)
AST SpaceMobile, Inc.
$ 3,236,570
0.4
39,955
(1)
Reddit, Inc. - Class A
5,379,941
0.6
289,382
(1)
ROBLOX Corp. - Class
A
16,367,446
1.9
24,983,957
2.9
Consumer Discretionary : 20.9%
41,825
(1)
Burlington Stores, Inc.
13,609,019
1.6
21,710
(1)
Carvana Co.
6,825,190
0.8
238,849
(1)
Coupang, Inc.
4,509,469
0.5
16,837
Domino's Pizza, Inc.
6,040,947
0.7
239,682
(1)
Dutch Bros, Inc.
- Class A
12,142,290
1.4
104,136  Hilton Worldwide
Holdings, Inc.
31,665,675
3.6
227,280
(1)
On Holding AG - Class
A
7,732,066
0.9
126,583  Royal Caribbean
Cruises Ltd.
34,833,110
4.0
118,136
(1)
SharkNinja, Inc.
12,510,602
1.4
105,242
Tapestry, Inc.
14,850,699
1.7
39,377
Texas Roadhouse, Inc.
6,502,718
0.8
388,628
Tractor Supply Co.
17,604,848
2.0
49,810
Williams-Sonoma, Inc.
9,081,857
1.0
29,097
(2)
Wingstop, Inc.
4,509,162
0.5
182,417,652
20.9
Consumer Staples : 1.9%
193,189
(1)
Celsius Holdings, Inc.
6,854,346
0.8
88,899
(1)
Dollar Tree, Inc.
9,735,329
1.1
16,589,675
1.9
Energy : 4.3%
95,539  Chesapeake Energy
Corp.
10,488,271
1.2
55,486
Targa Resources Corp.
13,912,005
1.6
154,674
TechnipFMC PLC
10,692,614
1.2
4,686  Texas Pacific Land
Corp.
2,223,788
0.3
37,316,678
4.3
Financials : 8.0%
79,948
(1)
Affirm Holdings, Inc.
3,663,217
0.4
58,424
Assurant, Inc.
12,725,331
1.5
152,583
Lazard, Inc.
6,481,726
0.7
46,582  LPL Financial
Holdings, Inc.
14,013,263
1.6
96,665
(1)
Robinhood Markets,
Inc. - Class A
6,698,884
0.8
415,039
(1)
Rocket Cos., Inc.
- Class A
5,914,306
0.7
97,253
Stifel Financial Corp.
7,188,942
0.8
132,193
Synchrony Financial
8,991,768
1.0
165,286
(1)
Toast, Inc. - Class A
4,381,732
0.5
70,059,169
8.0
Health Care : 15.2%
70,132
Alcon, Inc.
5,284,446
0.6
50,638
(1)
Align Technology, Inc.
8,680,872
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
46,028
(1)
Alnylam
Pharmaceuticals, Inc.
$ 15,229,284
1.7
104,447  AmerisourceBergen
Corp.
32,810,981
3.8
39,015
(1)
IDEXX Laboratories,
Inc.
21,922,138
2.5
29,812
(1)
Insmed, Inc.
4,874,858
0.6
19,014
(1)
Natera, Inc.
3,802,610
0.4
45,450
(1)
Protagonist
Therapeutics, Inc.
4,790,430
0.6
41,275
Quest Diagnostics, Inc.
8,089,075
0.9
47,368
(1)
Repligen Corp.
5,580,898
0.6
22,835
(1)
Veeva Systems, Inc.
- Class A
4,011,196
0.5
106,433
(1)
Vera Therapeutics, Inc.
4,281,800
0.5
126,705
(1)
Viridian Therapeutics,
Inc.
2,478,350
0.3
36,436
(1)
Waters Corp.
10,850,641
1.2
132,687,579
15.2
Industrials : 23.0%
46,678  Applied Industrial
Technologies, Inc.
12,384,607
1.4
34,629
(1)
Axon Enterprise, Inc.
14,706,590
1.7
18,591  Comfort Systems USA,
Inc.
25,636,803
2.9
20,399
(1)
Dycom Industries, Inc.
6,911,589
0.8
52,897
HEICO Corp.
14,504,357
1.7
156,437  Howmet Aerospace,
Inc.
36,052,471
4.1
150,931
(1)
Kratos Defense &
Security Solutions, Inc.
10,642,145
1.2
252,219
Leonardo DRS, Inc.
11,228,790
1.3
81,248
(1)
Rocket Lab Corp.
5,217,747
0.6
17,038
(1)
Saia, Inc.
5,985,109
0.7
152,954  Vertiv Holdings Co.
- Class A
38,327,213
4.4
17,693
WW Grainger, Inc.
19,299,701
2.2
200,897,122
23.0
Information Technology : 16.6%
39,786
(1)
Astera Labs, Inc.
4,360,546
0.5
149,456
(1)
Cloudflare, Inc. - Class
A
30,838,751
3.5
18,311
(1)
Coherent Corp.
4,361,863
0.5
156,184
(1)
Core Scientific, Inc.
2,336,513
0.3
20,092
(1)
Crowdstrike Holdings,
Inc. - Class A
7,844,118
0.9
104,846
(1)
Datadog, Inc. - Class A
12,377,070
1.4
3,858
(1)
Fair Isaac Corp.
4,118,569
0.5
255,356
(1)
MaxLinear, Inc.
4,440,641
0.5
18,751
(1)
MongoDB, Inc.
4,589,682
0.5
25,180  Monolithic Power
Systems, Inc.
27,530,553
3.2
49,689
(1)
Onto Innovation, Inc.
10,189,723
1.2
56,293
(1)
Rambus, Inc.
4,842,887
0.6
72,825
(1)
Rubrik, Inc. - Class A
3,566,240
0.4
318,836
(1)
Samsara, Inc. - Class
A
10,103,913
1.2
11,005
(1)
SiTime Corp.
3,800,577
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya MidCap Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
39,395
(1)
Snowflake, Inc. - Class
A
$ 5,941,554
0.7
43,298
(1)
Synaptics, Inc.
3,032,592
0.3
144,275,792
16.6
Materials : 1.2%
39,053
Vulcan Materials Co.
10,634,132
1.2
Real Estate : 1.6%
68,110
Welltower, Inc.
13,466,028
1.6
Utilities : 2.6%
150,630
Vistra Corp.
22,644,208
2.6
Total Common Stock
(Cost $810,697,288)
855,971,992
98.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.2%
Repurchase Agreements : 0.3%
807,000
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $807,081,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market
Value plus accrued
interest $823,140, due
05/12/27-02/20/66)
807,000
0.1
179,702
(3)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $179,720,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $183,296, due
04/01/26)
179,702
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,000,100,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/05/26-01/15/66)
$ 1,000,000
0.1
1,000,000
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $1,000,104,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,018,402, due
04/15/28-02/15/56)
1,000,000
0.1
Total Repurchase
Agreements
(Cost $2,986,702)
2,986,702
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.9%
7,733,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $7,733,000) $ 7,733,000 0.9
Total Short-Term
Investments
(Cost $10,719,702)
10,719,702
1.2
Total Investments in
Securities
(Cost $821,416,990) $ 866,691,694 99.4
Assets in Excess of
Other Liabilities 5,305,382 0.6
Net Assets $ 871,997,076 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya MidCap Opportunities Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya MidCap Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 855,971,992 $ — $ — $ 855,971,992
Short-Term Investments 7,733,000 2,986,702 — 10,719,702
Total Investments, at fair value $ 863,704,992 $ 2,986,702 $ — $ 866,691,694
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 116,742,722
Gross Unrealized Depreciation (71,468,018)
Net Unrealized Appreciation $ 45,274,704